Loans (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Summary of loan portfolio according to classification and subsequent measurement

	December 31, 2021	December 31, 2020
Loans, outstanding balance	5,734,605	4,911,397
Interest receivable	23,308	27,350
Loss allowances	(41,476)	(41,165)
Unearned interest and deferred fees	(8,728)	(5,884)
Loans at amortized cost	5,707,709	4,891,698
Loans at FVTPL (1)	5,313	4,949
Loans, net	5,713,022	4,896,647

Schedule of fixed and floating interest rate distribution of the loan portfolio
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31, 2021	December 31, 2020
Fixed interest rate	3,327,310	2,544,544
Floating interest rates	2,412,608	2,371,802
Total	5,739,918	4,916,346

Summary of information related to loans granted to shareholders
The following table details information relating to loans granted to class A and B shareholders:

	December 31, 2021	December 31, 2020
Class A and B shareholder loans	467,000	522,316
% Loans to class A and B shareholders over total loan portfolio	8%	11%
% Class A and B stockholders with loans over number of class A and B stockholders	10%	12%

Summary of modified financial assets

	December 31, 2021	December 31. 2020
Gross carrying amount before modification	65,000	8,829
Allowance loss before modification (1)	(12,739)	(1,796)
Net amortized cost before modification	52,261	7,033

Gross carrying amount after modification	65,000	8,829
Allowance loss after modification (2)	(12,699)	(1,802)
Net amortized cost after modification	52,301	7,027